DISPOSAL OF SUBSIDIARIES - Carrying amount of major classes of assets and liabilities of disposal subsidiaries - Anui Kaixin (Details) - Disposal Group $ in Thousands	Dec. 05, 2024 USD ($)
Anhui Kaixin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership sold	66.702%
Percentage of ownership interest	33.298%
Anhui Kaixin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 0
Prepayment for vehicle purchase and other current assets, net	54
Inventories	34
Due from related parties	33
Property and equipment	17
Net assets	138
Loss on disposal of subsidiaries	$ 138
Percentage of transfer to equity interest	33.298%